UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04257

DWS Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Bond VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 37.1%
Consumer Discretionary 2.8%
313 Group, Inc., 144A, 6.375%, 12/1/2019		15,000	14,888
AMC Entertainment, Inc., 8.75%, 6/1/2019		115,000	126,212
Avis Budget Car Rental LLC, 144A, 5.5%, 4/1/2023 (b)		15,000	14,963
BC Mountain LLC, 144A, 7.0%, 2/1/2021		15,000	15,900
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020		10,000	10,400
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		330,000	329,065
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		185,000	182,687
CCO Holdings LLC, 6.5%, 4/30/2021		155,000	163,912
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		15,000	15,413
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		80,000	83,000
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		20,000	20,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		15,000	15,638
Series B, 144A, 6.5%, 11/15/2022		25,000	26,375
Series B, 7.625%, 3/15/2020		75,000	78,281
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		230,000	233,654
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (c)		5,000	5,138
Delphi Corp., 5.0%, 2/15/2023		20,000	21,150
DIRECTV Holdings LLC, 2.4%, 3/15/2017		1,050,000	1,076,946
DISH DBS Corp., 7.875%, 9/1/2019		90,000	106,650
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		25,000	25,500
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		15,000	15,750
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		300,000	316,414
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		15,000	15,150
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		10,000	10,375
Mediacom LLC, 9.125%, 8/15/2019		85,000	94,881
MGM Resorts International:
6.625%, 12/15/2021		40,000	41,950
144A, 6.75%, 10/1/2020		10,000	10,600
144A, 8.625%, 2/1/2019		105,000	122,325
Norcraft Companies LP, 10.5%, 12/15/2015		65,000	68,087
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		5,000	5,156
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		15,000	15,300
Regal Entertainment Group, 5.75%, 2/1/2025		5,000	4,913
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		200,000	187,000
Sotheby's, 144A, 5.25%, 10/1/2022		15,000	15,150
Starz LLC, 144A, 5.0%, 9/15/2019		10,000	10,300
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,500

			3,516,123
Consumer Staples 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		250,000	238,125
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		15,000	15,731
ConAgra Foods, Inc., 3.25%, 9/15/2022		350,000	352,581
Del Monte Corp., 7.625%, 2/15/2019 (c)		25,000	25,937
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		115,000	125,637
Pilgrim's Pride Corp., 7.875%, 12/15/2018		115,000	124,344
Smithfield Foods, Inc., 6.625%, 8/15/2022		25,000	27,250
Sun Products Corp., 144A, 7.75%, 3/15/2021		25,000	25,188
Tops Holding Corp., 144A, 8.875%, 12/15/2017		5,000	5,488

			940,281
Energy 3.8%
Access Midstream Partners LP, 4.875%, 5/15/2023		15,000	14,813
Berry Petroleum Co.:
6.375%, 9/15/2022		15,000	15,937
6.75%, 11/1/2020		15,000	16,200
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		15,000	16,050
Chaparral Energy, Inc.:
7.625%, 11/15/2022		10,000	10,925
144A, 7.625%, 11/15/2022		15,000	16,237
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		10,000	10,138
Continental Resources, Inc., 5.0%, 9/15/2022		15,000	15,938
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		760,000	1,000,901
DCP Midstream Operating LP, 3.875%, 3/15/2023		250,000	251,351
Denbury Resources, Inc., 4.625%, 7/15/2023		35,000	33,775
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		40,000	42,200
Enterprise Products Operating LLC, 6.125%, 10/15/2039		460,000	540,866
EP Energy LLC, 7.75%, 9/1/2022		25,000	27,625
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		25,000	26,250
FMC Technologies, Inc., 3.45%, 10/1/2022		300,000	304,549
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		35,000	37,712
144A, 9.75%, 7/15/2020		15,000	16,575
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		15,000	15,713
Linn Energy LLC, 144A, 6.25%, 11/1/2019		150,000	153,375
MEG Energy Corp., 144A, 6.375%, 1/30/2023		45,000	46,800
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		15,000	16,650
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		75,000	81,750
6.875%, 1/15/2023		15,000	16,500
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		25,000	25,562
144A, 7.5%, 11/1/2019 (c)		40,000	42,400
OGX Austria GmbH, 144A, 8.5%, 6/1/2018 (c)		250,000	195,000
ONEOK Partners LP, 6.15%, 10/1/2016		878,000	1,014,734
Plains Exploration & Production Co.:
6.75%, 2/1/2022		15,000	16,706
6.875%, 2/15/2023		35,000	39,637
Quicksilver Resources, Inc., 11.75%, 1/1/2016		75,000	76,500
Range Resources Corp., 144A, 5.0%, 3/15/2023		5,000	5,113
SandRidge Energy, Inc., 7.5%, 3/15/2021		55,000	57,200
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		20,000	21,200
Swift Energy Co., 144A, 7.875%, 3/1/2022		15,000	15,675
Talos Production LLC, 144A, 9.75%, 2/15/2018		25,000	24,750
Tesoro Corp., 5.375%, 10/1/2022		10,000	10,425
Transocean, Inc., 3.8%, 10/15/2022 (c)		555,000	546,740

			4,820,472
Financials 15.6%
Akbank TAS, 144A, 5.0%, 10/24/2022		250,000	256,750
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		15,000	15,638
American International Group, Inc., 4.875%, 6/1/2022		400,000	452,516
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	277,706
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022 (c)		750,000	775,963
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	25,375
Atlantic Finance Ltd., (REIT), 144A, 10.75%, 5/27/2014		500,000	540,725
Bancolombia SA, 5.125%, 9/11/2022		250,000	251,250
Bank of America Corp., 3.3%, 1/11/2023		800,000	788,847
Barclays Bank PLC, 7.625%, 11/21/2022 (c)		1,090,000	1,075,012
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022 (c)		250,000	285,625
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		30,000	32,288
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		250,000	258,125
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		15,000	15,094
CNA Financial Corp., 5.75%, 8/15/2021		500,000	590,545
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		525,000	528,591
Country Garden Holdings Co., Ltd., 144A, 7.5%, 1/10/2023		200,000	204,260
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	564,750
E*TRADE Financial Corp.:
6.375%, 11/15/2019		40,000	42,300
6.75%, 6/1/2016		205,000	220,887
Ford Motor Credit Co., LLC, 3.0%, 6/12/2017 (c)		485,000	497,407
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.875%, 1/31/2022		10,000	11,163
General Electric Capital Corp., 3.1%, 1/9/2023		1,000,000	990,063
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		117,000	139,578
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020 (b)		125,000	125,156
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		75,000	75,187
8.875%, 2/1/2018		35,000	36,225
ING Bank NV, 144A, 2.0%, 9/25/2015		1,310,000	1,330,960
International Lease Finance Corp.:
4.625%, 4/15/2021		25,000	24,938
6.25%, 5/15/2019		5,000	5,475
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		895,000	865,420
Jefferies Group LLC, 5.125%, 1/20/2023		300,000	317,633
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,100,000	1,166,862
Level 3 Financing, Inc., 144A, 7.0%, 6/1/2020		160,000	167,600
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	547,043
Mizuho Corporate Bank Ltd., 144A, 2.95%, 10/17/2022		500,000	485,410
Morgan Stanley, 3.75%, 2/25/2023		835,000	844,006
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		155,000	163,912
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		10,000	9,988
Nordea Bank AB, 144A, 4.25%, 9/21/2022		555,000	567,641
PNC Bank NA, 6.875%, 4/1/2018		200,000	248,220
Principal Financial Group, Inc., 3.3%, 9/15/2022 (c)		605,000	614,889
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		25,000	25,469
7.125%, 4/15/2019		265,000	284,544
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		15,000	15,581
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		10,000	10,575
SLM Corp., 5.5%, 1/25/2023		630,000	625,275
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		880,000	1,038,589
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		15,000	14,550
Turkiye Vakiflar Bankasi Tao, 144A, 6.0%, 11/1/2022 (c)		250,000	256,250
Vale Overseas Ltd., 8.25%, 1/17/2034		250,000	320,523
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		5,000	5,238
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		520,000	523,734

			19,557,351
Health Care 1.2%
Agilent Technologies, Inc., 3.2%, 10/1/2022		300,000	299,780
Biomet, Inc.:
144A, 6.5%, 8/1/2020		25,000	26,531
144A, 6.5%, 10/1/2020		5,000	5,141
Community Health Systems, Inc., 7.125%, 7/15/2020		125,000	135,625
HCA, Inc.:
6.5%, 2/15/2020		235,000	265,109
7.5%, 2/15/2022		190,000	218,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		15,000	15,638
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		265,000	272,045
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		5,000	4,900
6.25%, 11/1/2018		60,000	66,600
Zoetis, Inc., 144A, 3.25%, 2/1/2023		220,000	223,098

			1,532,967
Industrials 3.1%
Accuride Corp., 9.5%, 8/1/2018		5,000	5,113
ADT Corp., 144A, 3.5%, 7/15/2022		455,000	453,589
Air Lease Corp., 4.75%, 3/1/2020		20,000	20,500
BE Aerospace, Inc., 6.875%, 10/1/2020		55,000	60,844
Belden, Inc., 144A, 5.5%, 9/1/2022		25,000	25,625
Bombardier, Inc., 144A, 5.75%, 3/15/2022		175,000	179,594
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		15,000	15,356
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	9,938
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		15,000	15,862
GenCorp, Inc., 144A, 7.125%, 3/15/2021		50,000	52,750
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		200,000	228,500
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		25,000	26,250
Masco Corp., 6.125%, 10/3/2016		800,000	893,363
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		15,000	15,319
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		5,000	5,375
OSX 3 Leasing BV, 144A, 9.25%, 3/20/2015		500,000	496,250
Owens Corning, Inc., 4.2%, 12/15/2022		190,000	194,322
Ply Gem Industries, Inc., 9.375%, 4/15/2017		10,000	11,000
TransDigm, Inc., 7.75%, 12/15/2018		25,000	27,437
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		500,000	478,750
United Rentals North America, Inc.:
6.125%, 6/15/2023		5,000	5,350
7.625%, 4/15/2022		85,000	94,987
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		500,000	541,250
Watco Companies LLC, 144A, 6.375%, 4/1/2023		15,000	15,431

			3,872,755
Information Technology 1.9%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		15,000	15,563
CDW LLC, 8.5%, 4/1/2019		160,000	178,600
CyrusOne LP, 144A, 6.375%, 11/15/2022		5,000	5,238
Equinix, Inc.:
5.375%, 4/1/2023		45,000	45,562
7.0%, 7/15/2021		140,000	155,400
First Data Corp.:
144A, 6.75%, 11/1/2020		105,000	109,462
144A, 7.375%, 6/15/2019		190,000	202,112
144A, 10.625%, 6/15/2021 (b)		30,000	30,337
144A, 11.25%, 1/15/2021		20,000	20,800
Fiserv, Inc., 3.5%, 10/1/2022		715,000	712,767
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		80,000	87,800
Hewlett-Packard Co., 3.3%, 12/9/2016		715,000	744,625
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		15,000	16,463
7.625%, 6/15/2021		50,000	57,187
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		15,000	14,663

			2,396,579
Materials 2.9%
Alpek SA de CV, 144A, 4.5%, 11/20/2022		250,000	259,375
ArcelorMittal, 6.125%, 6/1/2018		500,000	540,000
Axiall Corp., 144A, 4.875%, 5/15/2023		5,000	5,088
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		10,000	10,175
Evraz Group SA, 144A, 7.4%, 4/24/2017		250,000	265,625
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (c)		375,000	385,312
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		790,000	785,266
Huntsman International LLC:
4.875%, 11/15/2020		15,000	15,113
8.625%, 3/15/2021		70,000	78,750
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		5,000	4,813
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		40,000	43,300
144A, 8.75%, 6/1/2020		25,000	27,750
Novelis, Inc., 8.75%, 12/15/2020		265,000	298,787
Polymer Group, Inc., 7.75%, 2/1/2019		65,000	70,850
PolyOne Corp., 144A, 5.25%, 3/15/2023		35,000	35,262
Sealed Air Corp., 144A, 5.25%, 4/1/2023		10,000	10,038
Southern Copper Corp., 5.25%, 11/8/2042		500,000	473,436
Votorantim Overseas IV, 144A, 7.75%, 6/24/2020		250,000	300,000

			3,608,940
Telecommunication Services 3.0%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	2,000,000	170,229
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		490,000	493,657
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		5,000	5,113
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		210,000	218,400
8.75%, 3/15/2018		95,000	94,287
Cricket Communications, Inc., 7.75%, 10/15/2020		190,000	189,525
Digicel Ltd., 144A, 8.25%, 9/1/2017		295,000	311,962
Frontier Communications Corp.:
7.125%, 1/15/2023		110,000	111,375
7.625%, 4/15/2024 (b)		5,000	5,144
8.5%, 4/15/2020		280,000	317,100
Intelsat Jackson Holdings SA, 7.5%, 4/1/2021		265,000	294,812
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021 (b)		45,000	45,788
11.25%, 2/4/2017		225,000	239,625
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		80,000	87,400
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		175,000	182,875
SBA Communications Corp., 144A, 5.625%, 10/1/2019		15,000	15,431
Sprint Nextel Corp.:
6.0%, 11/15/2022		25,000	25,688
8.375%, 8/15/2017		60,000	69,825
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	208,500
tw telecom holdings, Inc., 5.375%, 10/1/2022		15,000	15,638
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		250,000	248,437
Windstream Corp.:
144A, 6.375%, 8/1/2023		15,000	14,888
7.5%, 6/1/2022		10,000	10,700
7.5%, 4/1/2023		5,000	5,300
7.75%, 10/15/2020		330,000	358,050
7.75%, 10/1/2021		20,000	21,800

			3,761,549
Utilities 2.0%
AES Corp., 8.0%, 10/15/2017		20,000	23,525
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		410,000	409,678
Calpine Corp.:
144A, 7.5%, 2/15/2021		205,000	224,987
144A, 7.875%, 7/31/2020		10,000	10,950
DTE Energy Co., 7.625%, 5/15/2014		300,000	322,727
Dubai Electricity & Water Authority, 144A, 7.375%, 10/21/2020		250,000	303,750
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	397,376
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		19,930	18,222
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	116,000
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		200,000	211,500
PPL Energy Supply LLC, 4.6%, 12/15/2021		500,000	532,844

			2,571,559

Total Corporate Bonds (Cost $45,551,795)			46,578,576
Mortgage-Backed Securities Pass-Throughs 34.9%
Federal Home Loan Mortgage Corp.:
3.5%, 4/1/2042		8,382,822	8,882,517
4.0%, 8/1/2039		934,339	1,007,809
5.5%, with various maturities from 10/1/2023 until 8/1/2024		159,423	173,223
6.5%, 3/1/2026		411,227	458,233
Federal National Mortgage Association:
2.5%, 7/1/2027 (b)		4,500,000	4,668,399
2.643% *, 8/1/2037		244,488	262,474
3.5%, 12/1/2041 (b)		20,000,000	21,115,424
4.0%, 9/1/2040		720,293	780,983
4.5%, 10/1/2033		180,987	195,247
5.0%, with various maturities from 2/1/2021 until 8/1/2040		2,343,133	2,554,559
5.166% *, 9/1/2038		140,939	150,125
5.5%, with various maturities from 12/1/2032 until 4/1/2037		1,528,485	1,679,936
6.0%, with various maturities from 4/1/2024 until 3/1/2025		803,822	890,483
6.5%, with various maturities from 3/1/2017 until 12/1/2037		967,102	1,081,392
8.0%, 9/1/2015		7,471	7,864

Total Mortgage-Backed Securities Pass-Throughs (Cost $43,184,528)			43,908,668
Asset-Backed 1.5%
Credit Card Receivables
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.953% *, 8/15/2018 (Cost $1,842,012)		1,750,000	1,811,523
Commercial Mortgage-Backed Securities 6.7%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.503% *, 11/15/2015		1,719,384	1,728,784
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A2", Series 2007-2, 5.634% *, 4/10/2049		49,436	50,338
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.905% *, 6/11/2040		240,000	279,559
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,750,000	1,994,815
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		230,000	242,639
"A4", Series 2007-C1, 5.716%, 2/15/2051		960,000	1,111,391
"F", Series 2007-LD11, 6.002% *, 6/15/2049		650,000	30,323
"G", Series 2007-LD11, 144A, 6.002% *, 6/15/2049		760,000	32,186
"H", Series 2007-LD11, 144A, 6.002% *, 6/15/2049		460,000	8,372
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,315,000	1,507,333
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.044% *, 6/12/2050		1,307,953	1,405,422
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.924% *, 6/15/2049		770,000	50,531

Total Commercial Mortgage-Backed Securities (Cost $10,226,702)			8,441,693
Collateralized Mortgage Obligations 5.3%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		467,253	410,835
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		140,470	100,222
Federal Home Loan Mortgage Corp.:
"PE", Series 2898, 5.0%, 5/15/2033		166,008	169,778
"JS", Series 3572, Interest Only, 6.597% *, 9/15/2039		940,851	171,509
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033		361,993	372,581
"EG", Series 2005-22, 5.0%, 11/25/2033		565,616	584,488
"TC", Series 2007-77, 5.5%, 9/25/2034		179,050	181,933
"SI", Series 2007-23, Interest Only, 6.566% *, 3/25/2037		403,987	75,039
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,697,763	509,768
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	664,481
"HX", Series 2012-91, 3.0%, 9/20/2040		442,963	457,658
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,820,926	339,080
"PD", Series 2011-25, 4.5%, 10/16/2039		1,000,000	1,087,189
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		2,098,126	251,716
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		5,093,302	558,548
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		2,132,471	115,972
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		330,192	48,017
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		654,191	96,424
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		256,843	42,337
"D", Series 1996-7, 7.5%, 5/16/2026		143,254	167,544
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		183,875	187,642
"8A1", Series 2004-3, 7.0%, 4/25/2034		10,123	10,215

Total Collateralized Mortgage Obligations (Cost $6,759,438)			6,602,976
Government & Agency Obligations 22.2%
Sovereign Bonds 1.5%
Republic of Belarus, REG S, 8.75%, 8/3/2015		500,000	520,000
Republic of Croatia, 144A, 6.25%, 4/27/2017		250,000	267,787
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	49,900
Republic of Hungary, 5.375%, 2/21/2023		250,000	235,313
Republic of Serbia, REG S, 7.25%, 9/28/2021		300,000	332,250
United Mexican States, 4.75%, 3/8/2044		500,000	518,750

			1,924,000
U.S. Treasury Obligations 20.7%
U.S. Treasury Bill, 0.1% **, 9/5/2013 (d)		433,000	432,826
U.S. Treasury Bond, 3.75%, 8/15/2041		2,500,000	2,827,345
U.S. Treasury Note, 1.0%, 8/31/2016		22,350,000	22,767,319

			26,027,490

Total Government & Agency Obligations (Cost $27,717,465)			27,951,490
Loan Participations and Assignments 2.2%
Sovereign Loans
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		500,000	493,125
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		250,000	256,550
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	116,750
Russian Railways, 5.739%, 4/3/2017		400,000	440,000
Sberbank of Russia, 144A, 6.125%, 2/7/2022		250,000	279,375
Severstal OAO, 144A, 5.9%, 10/17/2022		250,000	248,750
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		500,000	535,000
144A, 6.95%, 10/17/2022		400,000	421,400

Total Loan Participations and Assignments (Cost $2,756,724)			2,790,950
Municipal Bonds and Notes 5.0%
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	752,405
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		2,075,000	2,170,159
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014, INS: AMBAC		320,000	324,493
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013, INS: AGC		860,000	885,714
New Jersey, State Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014, INS: AGC		585,000	629,121
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	1,035,313
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC		160,000	160,977
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	322,341

Total Municipal Bonds and Notes (Cost $5,866,473)			6,280,523

		Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $14,594)		15	14,835

		Contracts	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 5/24/2013, Strike Price $133.5 (Cost $7,949)		55	14,609

		Shares	Value ($)
Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 0.14% (e) (f) (Cost $3,793,923)		3,793,923	3,793,923
Cash Equivalents 0.6%
Central Cash Management Fund, 0.12% (e) (Cost $780,352)		780,352	780,352

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $148,501,955) †		118.5	148,970,118
Notes Payable		(3.8)	(4,800,000)
Other Assets and Liabilities, Net		(14.7)	(18,465,587)

Net Assets		100.0	125,704,531

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $148,501,955.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $468,163.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,517,496 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,049,333.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $3,654,407 which is 2.9% of net assets.
(d)	At March 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	6/19/2013	2	265,827	5,955
Federal Republic of Germany Euro-Bund	EUR	6/6/2013	5	932,482	24,346
Ultra Long U.S. Treasury Bond	USD	6/19/2013	48	7,564,500	13,405
Total unrealized appreciation					43,706

At March 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2013	53	6,995,172	(23,403)

At March 31, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (g)

Call Options
Receive Fixed - 2.385% - Pay Floating - LIBOR	3/31/2014 3/31/2044	2,000,000	3/27/2014	27,300	(27,300)
Receive Fixed - 2.423% - Pay Floating - LIBOR	3/20/2014 3/20/2044	2,000,000	3/18/2014	28,800	(28,928)
Total Call Options				56,100	(56,228)

(g)	Unrealized depreciation on written options on interest rate swap contracts at March 31, 2013 was $128.
At March 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation($)

9/20/2012 12/20/2017	50,0001	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	6,182	3,510	2,672
9/20/2012 12/20/2017	900,0002	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(73,261)	(108,109)	34,848
9/20/2012 12/20/2017	900,0003	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(73,260)	(96,141)	22,881
Total unrealized appreciation					60,401

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2023	9,000,0003	Fixed — 1.858%	Floating — LIBOR	217,975	—	217,975
7/16/2013 7/16/2014	8,200,0003	Floating — LIBOR	Fixed — 0.515%	10,092	—	10,092
7/16/2013 7/16/2018	7,500,0003	Fixed — 1.148%	Floating — LIBOR	(24,639)	—	(24,639)
7/16/2013 7/16/2043	700,0003	Floating — LIBOR	Fixed — 2.424%	(88,370)	—	(88,370)
Total net unrealized appreciation					298,415

Counterparties
1	UBS AG
2	BNP Paribas
3	Citigroup, Inc.
LIBOR: London Interbank Offered Rate

As of March 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

AUD	900,000	NZD	1,121,103	4/15/2013	1,104	BNP Paribas
EUR	235,700	USD	305,481	4/15/2013	3,326	Citigroup, Inc.
USD	483,300	MXN	6,175,000	4/15/2013	15,928	JPMorgan Chase Securities, Inc.
USD	483,533	MXN	6,175,000	4/15/2013	15,695	Barclays Bank PLC
EUR	700,000	USD	909,714	4/22/2013	12,290	JPMorgan Chase Securities, Inc.
EUR	350,000	USD	450,556	4/22/2013	1,844	Nomura International PLC
USD	468,477	MXN	6,000,000	5/13/2013	15,273	Barclays Bank PLC
JPY	120,000,000	USD	1,286,256	5/21/2013	11,037	Nomura International PLC
JPY	40,000,000	USD	431,886	5/21/2013	6,813	JPMorgan Chase Securities, Inc.
USD	418,725	JPY	40,000,000	5/21/2013	6,348	Nomura International PLC
Total unrealized appreciation					89,658

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,381,134	RUB	42,000,000	4/8/2013	(32,520)	JPMorgan Chase Securities, Inc.
NZD	1,129,725	AUD	900,000	4/15/2013	(8,310)	JPMorgan Chase Securities, Inc.
USD	305,434	EUR	235,700	4/15/2013	(3,278)	Citigroup, Inc.
MXN	12,350,000	USD	989,345	4/15/2013	(9,111)	JPMorgan Chase Securities, Inc.
USD	1,041,800	AUD	1,000,000	4/18/2013	(2,049)	UBS AG
AUD	500,000	USD	517,331	4/18/2013	(2,544)	Nomura International PLC
AUD	500,000	USD	518,526	4/18/2013	(1,350)	JPMorgan Chase Securities, Inc.
NZD	500,000	USD	415,662	4/26/2013	(1,964)	JPMorgan Chase Securities, Inc.
MXN	6,000,000	USD	478,338	5/13/2013	(5,413)	Barclays Bank PLC
USD	1,306,606	JPY	120,000,000	5/21/2013	(31,387)	JPMorgan Chase Securities, Inc.
JPY	40,000,000	USD	419,506	6/19/2013	(5,654)	UBS AG
JPY	40,000,000	USD	422,009	6/19/2013	(3,152)	Barclays Bank PLC
GBP	1,200,000	USD	1,809,467	6/24/2013	(13,074)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(119,806)

Currency Abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(j)
Corporate Bonds	$—	$46,578,576	$—	$46,578,576
Mortgage-Backed Securities Pass-Throughs	—	43,908,668	—	43,908,668
Asset-Backed	—	1,811,523	—	1,811,523
Commercial Mortgage-Backed Securities	—	8,441,693	—	8,441,693
Collateralized Mortgage Obligations	—	6,602,976	—	6,602,976
Government & Agency Obligations	—	27,951,490	—	27,951,490
Loan Participations and Assignments	—	2,790,950	—	2,790,950
Municipal Bonds and Notes	—	6,280,523	—	6,280,523
Preferred Stock	—	14,835	—	14,835
Short-Term Investments	4,574,275	—	—	4,574,275
Derivatives(k)
Purchased Options	14,609	—	—	14,609
Futures Contracts	43,706	—	—	43,706
Credit Default Swap Contracts	—	60,401	—	60,401
Interest Rate Swap Contracts	—	411,424	—	411,424
Forward Foreign Currency Exchange Contracts	—	89,658	—	89,658
Total	$4,632,590	$144,942,717	$—	$149,575,307
Liabilities
Derivatives(k)
Written Options	$—	$(56,228)	$—	$(56,228)
Futures Contracts	(23,403)	—	—	(23,403)
Interest Rate Swap Contracts	—	(113,009)	—	(113,009)
Forward Foreign Currency Exchange Contracts	—	(119,806)	—	(119,806)
Total	$(23,403)	$(289,043)	$—	$(312,446)

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$60,401	$—	$—
Foreign Exchange Contracts	$—	$—	$(30,148)	$—
Interest Rate Contracts	$20,303	$298,415	$—	$6,532

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Capital Growth VIP
	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 17.4%
Auto Components 0.7%
BorgWarner, Inc.* (a)	69,715	5,391,758
Hotels, Restaurants & Leisure 3.1%
McDonald's Corp.	79,408	7,916,184
Norwegian Cruise Line Holdings Ltd.* (a)	65,133	1,931,193
Starwood Hotels & Resorts Worldwide, Inc.	144,561	9,212,873
Wynn Resorts Ltd. (a)	32,413	4,056,811

		23,117,061
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	14,042	3,742,053
Media 3.4%
Comcast Corp. "A" (a)	360,283	15,135,489
News Corp. "A"	338,020	10,316,370

		25,451,859
Multiline Retail 1.1%
Dollar General Corp.*	168,583	8,526,928
Specialty Retail 5.4%
Bed Bath & Beyond, Inc.* (a)	114,174	7,355,089
Dick's Sporting Goods, Inc. (a)	199,449	9,433,938
GNC Holdings, Inc. "A" (a)	102,090	4,010,095
Home Depot, Inc.	141,198	9,852,796
L Brands, Inc.	220,530	9,848,870

		40,500,788
Textiles, Apparel & Luxury Goods 3.2%
Coach, Inc.	128,256	6,411,517
NIKE, Inc. "B" (a)	307,581	18,150,355

		24,561,872
Consumer Staples 11.4%
Beverages 3.2%
Beam, Inc.	157,740	10,022,800
PepsiCo, Inc.	177,140	14,013,545

		24,036,345
Food & Staples Retailing 4.0%
Costco Wholesale Corp.	137,629	14,603,813
Whole Foods Market, Inc.	176,796	15,337,053

		29,940,866
Food Products 4.2%
Hillshire Brands Co.	292,120	10,268,018
Kraft Foods Group, Inc. (a)	79,998	4,122,297
Mead Johnson Nutrition Co.	116,006	8,984,665
Mondelez International, Inc. "A"	285,641	8,743,471

		32,118,451
Energy 4.9%
Energy Equipment & Services 2.6%
Cameron International Corp.*	100,372	6,544,255
Schlumberger Ltd.	181,063	13,559,808

		20,104,063
Oil, Gas & Consumable Fuels 2.3%
Anadarko Petroleum Corp.	107,009	9,357,937
Concho Resources, Inc.*	32,727	3,188,591
EOG Resources, Inc.	36,867	4,721,557

		17,268,085
Financials 5.2%
Capital Markets 2.5%
Ameriprise Financial, Inc.	69,319	5,105,345
T. Rowe Price Group, Inc. (a)	184,039	13,779,000

		18,884,345
Consumer Finance 1.3%
Discover Financial Services	215,086	9,644,456
Real Estate Investment Trusts 1.3%
American Tower Corp. (REIT)	129,199	9,937,987
Real Estate Management & Development 0.1%
Realogy Holdings Corp.*	17,437	851,623
Health Care 14.3%
Biotechnology 7.3%
Celgene Corp.*	206,480	23,933,097
Cepheid, Inc.* (a)	160,397	6,154,433
Gilead Sciences, Inc.* (a)	379,007	18,544,812
Medivation, Inc.* (a)	135,379	6,331,676

		54,964,018
Health Care Equipment & Supplies 2.0%
CareFusion Corp.*	238,471	8,344,100
St. Jude Medical, Inc. (a)	156,987	6,348,554

		14,692,654
Health Care Providers & Services 3.6%
Express Scripts Holding Co.*	285,622	16,466,108
McKesson Corp. (a)	100,434	10,842,855

		27,308,963
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	141,385	10,814,539
Industrials 12.8%
Aerospace & Defense 1.1%
TransDigm Group, Inc.	52,707	8,059,955
Commercial Services & Supplies 0.8%
Stericycle, Inc.* (a)	59,252	6,291,377
Electrical Equipment 3.7%
AMETEK, Inc.	285,353	12,372,906
Regal-Beloit Corp. (a)	52,800	4,306,368
Roper Industries, Inc. (a)	85,178	10,844,011

		27,523,285
Industrial Conglomerates 2.2%
General Electric Co.	714,617	16,521,945
Machinery 3.7%
Dover Corp. (a)	119,011	8,673,522
Parker Hannifin Corp. (a)	144,418	13,225,800
SPX Corp.	75,576	5,967,481

		27,866,803
Road & Rail 1.3%
Norfolk Southern Corp.	131,251	10,116,827
Information Technology 28.4%
Communications Equipment 3.8%
QUALCOMM, Inc.	430,015	28,789,504
Computers & Peripherals 8.3%
Apple, Inc.	100,929	44,674,203
EMC Corp.*	741,741	17,720,193

		62,394,396
Internet Software & Services 4.6%
eBay, Inc.*	136,466	7,399,187
Google, Inc. "A"*	34,338	27,265,402

		34,664,589
IT Services 4.3%
Accenture PLC "A" (a)	166,902	12,679,545
International Business Machines Corp. (a)	63,119	13,463,283
Visa, Inc. "A"	38,146	6,478,716

		32,621,544
Semiconductors & Semiconductor Equipment 0.8%
Broadcom Corp. "A"	107,416	3,724,113
Skyworks Solutions, Inc.*	104,674	2,305,968

		6,030,081
Software 6.6%
Check Point Software Technologies Ltd.* (a)	109,515	5,146,110
Citrix Systems, Inc.*	113,919	8,220,395
Microsoft Corp.	311,247	8,904,777
Oracle Corp.	754,231	24,391,830
Solera Holdings, Inc.	62,077	3,620,951

		50,284,063
Materials 4.1%
Chemicals
Ecolab, Inc. (a)	137,929	11,059,147
LyondellBasell Industries NV "A"	92,423	5,849,452
Monsanto Co.	131,890	13,931,541

		30,840,140
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	62,758	2,600,691

Total Common Stocks (Cost $455,425,845)		746,463,914
Securities Lending Collateral 17.7%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $133,598,389)	133,598,389	133,598,389
Cash Equivalents 1.1%
Central Cash Management Fund, 0.12% (b) (Cost $8,438,734)	8,438,734	8,438,734

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $597,462,968) †	117.6	888,501,037
Other Assets and Liabilities, Net	(17.6)	(132,979,728)

Net Assets	100.0	755,521,309

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $599,801,518.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $288,699,519.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $295,078,540 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,379,021.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $132,005,946 which is 17.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$746,463,914	$—	$—	$746,463,914
Short-Term Investments(d)	142,037,123	—	—	142,037,123
Total	$888,501,037	$—	$—	$888,501,037

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Core Equity VIP
	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 11.6%
Auto Components 0.2%
Cooper Tire & Rubber Co.	8,200	210,412
Magna International, Inc.	3,900	228,930

		439,342
Diversified Consumer Services 0.5%
H&R Block, Inc.	35,600	1,047,352
Hotels, Restaurants & Leisure 0.7%
Melco Crown Entertainment Ltd. (ADR)* (a)	42,100	982,614
Six Flags Entertainment Corp.	4,300	311,664

		1,294,278
Household Durables 2.3%
Mohawk Industries, Inc.*	2,600	294,112
NVR, Inc.*	314	339,155
PulteGroup, Inc.* (a)	107,500	2,175,800
Sony Corp. (ADR)	45,900	798,660
Whirlpool Corp.	9,000	1,066,140

		4,673,867
Internet & Catalog Retail 0.6%
Expedia, Inc. (a)	21,100	1,266,211
Leisure Equipment & Products 0.1%
Smith & Wesson Holding Corp.*	10,900	98,100
Media 3.9%
Arbitron, Inc.	2,300	107,801
Comcast Corp. "A"	76,700	3,222,167
Comcast Corp. Special "A"	30,100	1,192,562
Gannett Co., Inc. (a)	49,700	1,086,939
News Corp. "A"	39,500	1,205,540
Time Warner, Inc.	5,400	311,148
Walt Disney Co. (a)	10,600	602,080

		7,728,237
Multiline Retail 0.3%
Dillard's, Inc. "A" (a)	7,715	606,013
Specialty Retail 2.8%
GameStop Corp. "A" (a)	23,100	646,107
Home Depot, Inc.	27,100	1,891,038
Stage Stores, Inc.	3,600	93,168
The Gap, Inc.	36,800	1,302,720
TJX Companies, Inc.	37,800	1,767,150

		5,700,183
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.*	2,500	113,900
NIKE, Inc. "B"	5,000	295,050

		408,950
Consumer Staples 10.1%
Beverages 1.8%
Cia de Bebidas das Americas (ADR) (Preferred)	11,100	469,863
Diageo PLC (ADR)	5,400	679,536
PepsiCo, Inc.	30,200	2,389,122

		3,538,521
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	21,000	2,228,310
CVS Caremark Corp.	19,800	1,088,802
Kroger Co.	24,100	798,674
Walgreen Co.	23,800	1,134,784

		5,250,570
Food Products 2.5%
Campbell Soup Co. (a)	7,300	331,128
Flowers Foods, Inc.	4,700	154,818
Hormel Foods Corp.	15,900	656,988
Nestle SA (ADR) (Registered)	6,800	492,796
The Hershey Co.	16,700	1,461,751
Tyson Foods, Inc. "A"	81,300	2,017,866

		5,115,347
Household Products 1.6%
Clorox Co. (a)	4,800	424,944
Kimberly-Clark Corp. (a)	9,900	970,002
Procter & Gamble Co.	24,900	1,918,794

		3,313,740
Personal Products 0.3%
Avon Products, Inc.	24,800	514,104
Tobacco 1.3%
Altria Group, Inc.	37,100	1,275,869
Philip Morris International, Inc.	14,200	1,316,482

		2,592,351
Energy 12.1%
Energy Equipment & Services 0.1%
Exterran Holdings, Inc.* (a)	5,100	137,700
Oil, Gas & Consumable Fuels 12.0%
Chevron Corp.	28,600	3,398,252
CNOOC Ltd. (ADR)	200	38,300
CVR Energy, Inc.	14,700	758,814
Delek U.S. Holdings, Inc. (a)	3,300	130,218
Exxon Mobil Corp.	9,700	874,067
HollyFrontier Corp.	53,900	2,773,155
Marathon Oil Corp.	12,400	418,128
Marathon Petroleum Corp.	39,500	3,539,200
Phillips 66	27,300	1,910,181
SemGroup Corp. "A"* (a)	600	31,032
Statoil ASA (ADR)	44,800	1,102,976
Tesoro Corp.	55,200	3,231,960
Valero Energy Corp.	69,600	3,166,104
Western Refining, Inc. (a)	77,300	2,737,193

		24,109,580
Financials 17.9%
Capital Markets 1.5%
American Capital Ltd.*	19,800	288,981
Franklin Resources, Inc.	2,900	437,349
Morgan Stanley	50,600	1,112,188
T. Rowe Price Group, Inc. (a)	11,200	838,544
The Goldman Sachs Group, Inc. (a)	1,800	264,870

		2,941,932
Commercial Banks 2.0%
Bank of Nova Scotia	2,400	139,848
BankUnited, Inc.	2,100	53,802
CIT Group, Inc.*	3,300	143,484
KeyCorp (a)	13,300	132,468
PNC Financial Services Group, Inc.	8,500	565,250
Popular, Inc.* (a)	11,400	314,754
Regions Financial Corp.	94,500	773,955
Royal Bank of Canada	2,900	174,870
Zions Bancorp. (a)	66,600	1,664,334

		3,962,765
Consumer Finance 1.7%
Discover Financial Services	76,600	3,434,744
Diversified Financial Services 3.9%
Bank of America Corp.	206,900	2,520,042
Citigroup, Inc.	31,700	1,402,408
JPMorgan Chase & Co.	63,800	3,027,948
Moody's Corp. (a)	15,900	847,788

		7,798,186
Insurance 6.5%
Aflac, Inc.	7,600	395,352
Allstate Corp.	75,900	3,724,413
Chubb Corp.	19,400	1,698,082
Cincinnati Financial Corp.	16,300	769,197
Everest Re Group Ltd.	3,300	428,538
Fidelity National Financial, Inc. "A"	28,500	719,055
First American Financial Corp. (a)	33,600	859,152
MBIA, Inc.* (a)	17,900	183,833
PartnerRe Ltd. (a)	4,500	418,995
Progressive Corp. (a)	58,900	1,488,403
The Travelers Companies, Inc.	27,500	2,315,225
W.R. Berkley Corp.	2,500	110,925

		13,111,170
Real Estate Investment Trusts 2.0%
American Capital Agency Corp. (REIT)	16,800	550,704
Corrections Corp. of America (REIT)	3,800	148,466
The Geo Group, Inc. (REIT)	3,900	146,718
Weyerhaeuser Co. (REIT)	103,300	3,241,554

		4,087,442
Thrifts & Mortgage Finance 0.3%
Ocwen Financial Corp.*	17,900	678,768
Health Care 14.0%
Biotechnology 2.5%
Amgen, Inc.	8,200	840,582
Biogen Idec, Inc.*	6,900	1,331,079
Celgene Corp.*	21,800	2,526,838
Onyx Pharmaceuticals, Inc.*	1,600	142,176
United Therapeutics Corp.* (a)	2,100	127,827

		4,968,502
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	45,400	1,603,528
Health Care Providers & Services 5.7%
Aetna, Inc.	17,600	899,712
AmerisourceBergen Corp.	9,700	499,065
Cardinal Health, Inc.	900	37,458
CIGNA Corp.	49,200	3,068,604
Coventry Health Care, Inc.	2,400	112,872
Health Management Associates, Inc. "A"*	5,400	69,498
McKesson Corp.	4,400	475,024
UnitedHealth Group, Inc.	44,800	2,563,008
WellCare Health Plans, Inc.*	6,600	382,536
WellPoint, Inc.	50,300	3,331,369

		11,439,146
Life Sciences Tools & Services 0.3%
Covance, Inc.* (a)	5,000	371,600
PAREXEL International Corp.*	3,800	150,138

		521,738
Pharmaceuticals 4.7%
Eli Lilly & Co.	57,400	3,259,746
Johnson & Johnson	31,000	2,527,430
Merck & Co., Inc.	8,700	384,801
Novo Nordisk AS (ADR)	5,700	920,550
Pfizer, Inc.	66,500	1,919,190
Questcor Pharmaceuticals, Inc. (a)	9,200	299,368
Shire PLC (ADR)	1,900	173,584

		9,484,669
Industrials 10.8%
Aerospace & Defense 4.1%
Alliant Techsystems, Inc.	5,300	383,879
Boeing Co.	44,200	3,794,570
DigitalGlobe, Inc.*	4,600	132,986
Huntington Ingalls Industries, Inc.	10,900	581,297
Lockheed Martin Corp.	1,300	125,476
Northrop Grumman Corp. (a)	15,500	1,087,325
Raytheon Co.	35,900	2,110,561

		8,216,094
Airlines 2.4%
Alaska Air Group, Inc.*	7,900	505,284
Allegiant Travel Co. (a)	500	44,390
Copa Holdings SA "A"	900	107,649
Delta Air Lines, Inc.*	100,100	1,652,651
Ryanair Holdings PLC (ADR)	5,300	221,434
Southwest Airlines Co. (a)	146,600	1,976,168
U.S. Airways Group, Inc.* (a)	21,200	359,764

		4,867,340
Building Products 0.8%
Lennox International, Inc. (a)	5,300	336,497
Masco Corp.	49,400	1,000,350
USG Corp.*	12,100	319,924

		1,656,771
Commercial Services & Supplies 0.3%
Avery Dennison Corp.	10,300	443,621
Viad Corp.	4,200	116,172

		559,793
Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV	9,500	589,950
Jacobs Engineering Group, Inc.*	11,900	669,256

		1,259,206
Electrical Equipment 0.4%
Eaton Corp. PLC	9,700	594,125
Generac Holdings, Inc.	5,500	194,370

		788,495
Industrial Conglomerates 0.7%
Danaher Corp.	12,400	770,660
Koninklijke Philips Electronics NV	24,300	718,065

		1,488,725
Machinery 1.4%
ITT Corp.	19,300	548,699
Mueller Water Products, Inc. "A"	20,200	119,786
Oshkosh Corp.*	32,400	1,376,676
Terex Corp.* (a)	9,500	326,990
Toro Co.	3,300	151,932
Valmont Industries, Inc.	1,400	220,178

		2,744,261
Professional Services 0.1%
Manpower, Inc.	1,800	102,096
Information Technology 16.0%
Communications Equipment 3.2%
Cisco Systems, Inc.	88,700	1,854,717
InterDigital, Inc.	9,600	459,168
QUALCOMM, Inc.	12,700	850,265
Research In Motion Ltd.* (a)	175,700	2,538,865
Telefonaktiebolaget LM Ericsson (ADR)	60,500	762,300

		6,465,315
Computers & Peripherals 3.2%
Apple, Inc.	200	88,526
Hewlett-Packard Co.	129,700	3,092,048
Seagate Technology PLC (a)	9,300	340,008
Silicon Graphics International Corp.*	10,200	140,250
Western Digital Corp.	53,700	2,700,036

		6,360,868
Electronic Equipment, Instruments & Components 0.1%
Avnet, Inc.*	8,200	296,840
Flextronics International Ltd.*	3,100	20,956

		317,796
Internet Software & Services 2.6%
AOL, Inc. (a)	58,400	2,247,816
eBay, Inc.*	49,800	2,700,156
LinkedIn Corp. "A"*	1,500	264,090

		5,212,062
IT Services 4.0%
Computer Sciences Corp.	59,200	2,914,416
CoreLogic, Inc.*	40,700	1,052,502
International Business Machines Corp.	15,600	3,327,480
Visa, Inc. "A" (a)	4,800	815,232

		8,109,630
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	1,200	55,788
Cree, Inc.* (a)	1,600	87,536
First Solar, Inc.* (a)	23,700	638,952
KLA-Tencor Corp.	38,000	2,004,120
Kulicke & Soffa Industries, Inc.*	30,800	356,048

		3,142,444
Software 1.3%
Activision Blizzard, Inc.	25,600	372,992
Microsoft Corp.	32,300	924,103
Solarwinds, Inc.* (a)	17,200	1,016,520
Symantec Corp.*	8,900	219,652

		2,533,267
Materials 4.5%
Chemicals 3.1%
CF Industries Holdings, Inc.	6,200	1,180,294
LyondellBasell Industries NV "A"	28,600	1,810,094
Monsanto Co.	18,500	1,954,155
The Sherwin-Williams Co.	3,300	557,337
Westlake Chemical Corp. (a)	7,900	738,650

		6,240,530
Paper & Forest Products 1.4%
International Paper Co.	20,300	945,574
Louisiana-Pacific Corp.*	82,600	1,784,160

		2,729,734
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.7%
Nippon Telegraph & Telephone Corp. (ADR)	4,400	95,656
Verizon Communications, Inc. (a)	25,100	1,233,665

		1,329,321
Wireless Telecommunication Services 0.3%
Sprint Nextel Corp.*	114,400	710,424
Utilities 0.8%
Independent Power Producers & Energy Traders 0.4%
NRG Energy, Inc.	30,300	802,647
Multi-Utilities 0.4%
Ameren Corp.	2,100	73,542
Consolidated Edison, Inc.	8,500	518,755
Public Service Enterprise Group, Inc.	4,700	161,398

		753,695

Total Common Stocks (Cost $168,005,012)		198,257,550
Securities Lending Collateral 15.0%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $30,097,113)	30,097,113	30,097,113
Cash Equivalents 1.1%
Central Cash Management Fund, 0.12% (b) (Cost $2,136,113)	2,136,113	2,136,113

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $200,238,238) †	114.9	230,490,776
Other Assets and Liabilities, Net (a)	(14.9)	(29,860,354)

Net Assets	100.0	200,630,422

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $201,529,161.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $28,961,615.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,701,534 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,739,919.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan. The value of securities loaned at March 31, 2013 amounted to $29,363,375 which is 14.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/21/2013	29	2,265,915	18,447

Currency Abbreviation

USD	United States Dollar

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$198,257,550	$—	$—	$198,257,550
Short-Term Investments(d)	32,233,226	—	—	32,233,226
Derivatives(e)
Futures Contracts	18,447	—	—	18,447
Total	$230,509,223	$—	$—	$230,509,223

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(d)    See Investment Portfolio for additional detailed categorizations.
(e)    Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$18,447

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Global Small Cap Growth VIP
	Shares	Value ($)
Common Stocks 98.4%
Australia 0.2%
Austal Ltd.* (Cost $585,193)	306,363	213,094
Austria 0.9%
AMS AG	8,276	934,311
Andritz AG	5,387	361,706

(Cost $1,125,431)		1,296,017
Bermuda 1.2%
Energy XXI (Bermuda) Ltd.	19,214	523,005
Lazard Ltd. "A" (a)	32,993	1,126,051

(Cost $1,428,422)		1,649,056
Brazil 0.7%
Fleury SA (Cost $1,184,833)	102,307	966,999
Canada 2.0%
Americas Petrogas, Inc.*	192,584	365,888
Detour Gold Corp.*	43,135	829,282
SunOpta, Inc.*	222,575	1,602,540

(Cost $3,307,549)		2,797,710
China 1.9%
Charm Communications, Inc. (ADR) (b)	108,380	531,062
Minth Group Ltd.	1,391,554	2,050,315

(Cost $1,809,876)		2,581,377
Cyprus 0.9%
ProSafe SE (Cost $995,406)	134,321	1,305,565
Denmark 0.7%
GN Store Nord AS (b) (Cost $729,902)	56,778	1,012,352
France 1.4%
Flamel Technologies SA (ADR)*	161,320	713,034
JC Decaux SA	46,276	1,271,743

(Cost $3,169,489)		1,984,777
Germany 4.2%
Fresenius Medical Care AG & Co. KGaA	12,184	822,562
Gerresheimer AG*	15,292	878,664
M.A.X. Automation AG	195,336	1,093,182
Rational AG	4,197	1,261,838
United Internet AG (Registered)	71,715	1,744,345

(Cost $2,409,362)		5,800,591
Gibraltar 0.4%
Bwin.Party Digital Entertainment PLC (Cost $1,001,856)	268,229	588,577
Hong Kong 3.7%
K Wah International Holdings Ltd.	3,477,033	1,954,298
REXLot Holdings Ltd.	20,422,633	1,792,781
Techtronic Industries Co., Ltd.	574,371	1,410,871

(Cost $2,854,003)		5,157,950
Indonesia 0.2%
PT Arwana Citramulia Tbk (Cost $245,820)	992,790	242,804
Ireland 4.4%
C&C Group PLC	244,004	1,587,311
Paddy Power PLC	29,212	2,640,136
Ryanair Holdings PLC	235,839	1,799,599

(Cost $1,756,238)		6,027,046
Italy 1.1%
Banca Popolare dell'Emilia Romagna Scrl	79,684	564,072
Prysmian SpA	43,156	890,184

(Cost $1,460,906)		1,454,256
Japan 9.8%
Ai Holdings Corp.	92,055	859,578
Avex Group Holdings, Inc.	51,474	1,425,535
Hajime Construction Co., Ltd.	32,062	1,839,218
Kusuri No Aoki Co., Ltd. (b)	20,662	1,613,276
Medical System Network Co., Ltd.	117,061	585,709
MISUMI Group, Inc.	36,877	1,016,189
Nippon Seiki Co., Ltd.	100,890	1,338,626
OSG Corp.	66,786	916,636
Sumikin Bussan Corp.	407,782	1,334,220
United Arrows Ltd. (b)	43,506	1,495,107
Universal Entertainment Corp.	56,858	1,125,261

(Cost $10,373,169)		13,549,355
Korea 0.4%
Interojo Co., Ltd. (Cost $601,921)	46,204	604,232
Luxembourg 0.7%
L'Occitane International SA (Cost $588,634)	300,039	914,158
Malaysia 0.8%
Hartalega Holdings Bhd. (Cost $595,736)	680,121	1,085,031
Netherlands 4.0%
Brunel International NV	28,358	1,200,693
Chicago Bridge & Iron Co. NV (c)	20,728	1,287,209
Koninklijke Vopak NV	24,089	1,452,999
SBM Offshore NV*	94,369	1,563,012

(Cost $2,682,108)		5,503,913
Panama 0.5%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $689,694)	28,615	707,935
Philippines 2.2%
Alliance Global Group, Inc.	3,675,271	1,900,801
GT Capital Holdings, Inc.	59,697	1,071,116

(Cost $1,959,114)		2,971,917
Singapore 1.5%
Lian Beng Group Ltd.	2,110,587	758,979
QAF Ltd.	43,337	32,008
Yongnam Holdings Ltd.	5,381,892	1,237,629

(Cost $1,818,897)		2,028,616
Switzerland 1.5%
Dufry AG (Registered)*	11,309	1,404,665
OC Oerlikon Corp. AG (Registered)*	61,341	729,924

(Cost $2,148,331)		2,134,589
Thailand 0.9%
Malee Sampran Factory PCL (Foreign Registered) (Cost $1,004,278)	248,258	1,186,823
United Kingdom 10.0%
ARM Holdings PLC	46,836	658,836
Ashmore Group PLC	234,071	1,247,077
Babcock International Group PLC	144,837	2,400,344
Burberry Group PLC	43,776	884,818
Crest Nicholson Holdings PLC*	146,148	654,535
Domino's Pizza Group PLC	124,098	1,137,740
Filtrona PLC	116,157	1,288,645
Hargreaves Lansdown PLC	93,245	1,230,670
HellermannTyton Group PLC*	216,152	663,433
IG Group Holdings PLC	128,107	1,043,203
John Wood Group PLC	87,220	1,154,377
Rotork PLC	32,666	1,444,551

(Cost $7,617,497)		13,808,229
United States 42.2%
Advance Auto Parts, Inc.	12,086	998,908
Aecom Technology Corp.*	34,480	1,130,944
Aeropostale, Inc.* (b)	51,413	699,217
Affiliated Managers Group, Inc.*	9,514	1,461,065
Altra Holdings, Inc.	29,279	796,974
Applied Industrial Technologies, Inc.	22,210	999,450
Ascena Retail Group, Inc.*	31,888	591,522
athenahealth, Inc.*	9,356	907,906
BE Aerospace, Inc.*	32,316	1,948,332
Blount International, Inc.*	57,852	774,060
BorgWarner, Inc.*	12,633	977,036
Cardtronics, Inc.*	26,700	733,182
Catamaran Corp.*	25,195	1,336,091
Centene Corp.*	16,903	744,408
Cognex Corp.	16,702	703,989
CONMED Corp.	24,392	830,792
Deckers Outdoor Corp.* (b)	17,478	973,350
Derma Sciences, Inc.*	59,900	723,592
DFC Global Corp.*	43,824	729,231
Dresser-Rand Group, Inc.*	21,547	1,328,588
Furiex Pharmaceuticals, Inc.*	14,736	552,305
Green Mountain Coffee Roasters, Inc.* (b)	24,785	1,406,797
Hain Celestial Group, Inc.* (b)	10,432	637,187
Harris Corp.	22,354	1,035,884
Haynes International, Inc.	15,606	863,012
HeartWare International, Inc.*	11,284	997,844
Hi-Tech Pharmacal Co., Inc.	35,192	1,165,207
Jarden Corp.*	38,124	1,633,613
Joy Global, Inc.	8,798	523,657
Leucadia National Corp.	44,568	1,222,500
Manitowoc Co., Inc.	83,812	1,723,175
MICROS Systems, Inc.* (b)	15,314	696,940
NIC, Inc.	58,209	1,115,284
NxStage Medical, Inc.*	63,679	718,299
Oasis Petroleum, Inc.*	18,235	694,206
Ocwen Financial Corp.*	29,417	1,115,493
Oil States International, Inc.*	15,628	1,274,776
Pacira Pharmaceuticals, Inc.*	97,961	2,827,154
PTC, Inc.*	30,835	785,984
Roadrunner Transportation Systems, Inc.*	32,995	758,885
Rosetta Resources, Inc.*	13,680	650,894
Schweitzer-Mauduit International, Inc.	33,098	1,281,886
Sears Hometown & Outlet Stores, Inc.*	28,577	1,153,082
Signature Bank*	16,073	1,265,909
Stericycle, Inc.*	6,734	715,016
Sunshine Heart, Inc.*	86,380	527,782
Tenneco, Inc.*	26,267	1,032,556
Thoratec Corp.*	36,970	1,386,375
TIBCO Software, Inc.*	21,027	425,166
TiVo, Inc.*	72,127	893,654
United Rentals, Inc.* (b)	20,772	1,141,837
Urban Outfitters, Inc.*	29,963	1,160,767
VeriFone Systems, Inc.*	19,782	409,092
WABCO Holdings, Inc.*	20,069	1,416,671
Waddell & Reed Financial, Inc. "A"	33,493	1,466,324
WageWorks, Inc.*	48,650	1,217,710
Zions Bancorp.	43,060	1,076,069

(Cost $38,864,787)		58,357,629

Total Common Stocks (Cost $93,008,452)		135,930,598
Warrants 0.0%
Malaysia
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	68,733	18,566
Securities Lending Collateral 5.8%
Daily Assets Fund Institutional, 0.14% (d) (e) (Cost $7,972,556)	7,972,556	7,972,556
Cash Equivalents 2.4%
Central Cash Management Fund, 0.12% (d) (Cost $3,330,169)	3,330,169	3,330,169

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $104,311,177) †	106.6	147,251,889
Other Assets and Liabilities, Net	(6.6)	(9,174,574)

Net Assets	100.0	138,077,315

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $104,886,373.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $42,365,516.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,423,755 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,058,239.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $7,824,087 which is 5.7% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At March 31, 2013 the DWS Global Small Cap Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	34,689,292	25.5%
Consumer Discretionary	32,388,632	23.8%
Health Care	18,819,195	13.9%
Financials	17,281,013	12.7%
Information Technology	10,996,245	8.1%
Energy	8,860,311	6.5%
Consumer Staples	8,651,651	6.4%
Materials	4,262,825	3.1%
Total	135,949,164	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants
Australia	$—	$213,094	$—	$213,094
Austria	—	1,296,017	—	1,296,017
Bermuda	1,649,056	—	—	1,649,056
Brazil	966,999	—	—	966,999
Canada	2,797,710	—	—	2,797,710
China	531,062	2,050,315	—	2,581,377
Cyprus	—	1,305,565	—	1,305,565
Denmark	—	1,012,352	—	1,012,352
France	713,034	1,271,743	—	1,984,777
Germany	—	5,800,591	—	5,800,591
Gibraltar	—	588,577	—	588,577
Hong Kong	—	5,157,950	—	5,157,950
Indonesia	—	242,804	—	242,804
Ireland	—	6,027,046	—	6,027,046
Italy	—	1,454,256	—	1,454,256
Japan	—	13,549,355	—	13,549,355
Korea	—	604,232	—	604,232
Luxembourg	—	914,158	—	914,158
Malaysia	—	1,085,031	18,566	1,103,597
Netherlands	1,287,209	4,216,704	—	5,503,913
Panama	707,935	—	—	707,935
Philippines	—	2,971,917	—	2,971,917
Singapore	—	2,028,616	—	2,028,616
Switzerland	—	2,134,589	—	2,134,589
Thailand	—	1,186,823	—	1,186,823
United Kingdom	—	13,808,229	—	13,808,229
United States	58,357,629	—	—	58,357,629
Short-Term Investments(g)	11,302,725	—	—	11,302,725
Total	$78,313,359	$68,919,964	$18,566	$147,251,889

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.

(g)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS International VIP
	Shares	Value ($)
Common Stocks 89.2%
Australia 4.2%
Australia & New Zealand Banking Group Ltd.	61,700	1,839,818
BHP Billiton Ltd.	34,500	1,180,590
GPT Group (REIT)	63,000	243,993
Lend Lease Group	40,000	426,065
Newcrest Mining Ltd.	60,492	1,264,121
Rio Tinto Ltd.	8,300	495,919
Westfield Retail Trust (REIT)	76,000	239,418

(Cost $5,507,907)		5,689,924
Austria 0.2%
Erste Group Bank AG* (Cost $242,267)	10,500	293,124
Belgium 0.8%
Anheuser-Busch InBev NV	9,000	892,010
Telenet Group Holding NV	4,000	197,780

(Cost $1,052,296)		1,089,790
Denmark 1.0%
Coloplast AS "B"	15,700	844,372
Novo Nordisk AS "B"	2,900	473,397

(Cost $1,374,554)		1,317,769
Finland 1.5%
Fortum Oyj (Cost $1,761,853)	99,000	2,001,089
France 7.4%
Cap Gemini	5,500	250,678
Dassault Systemes SA	34,200	3,956,274
European Aeronautic Defence & Space Co.	5,800	295,710
L'Oreal SA	11,000	1,745,367
Pernod-Ricard SA	4,400	548,856
Publicis Groupe	10,000	671,308
Sanofi	26,400	2,692,155

(Cost $8,356,879)		10,160,348
Germany 12.4%
Adidas AG	51,500	5,347,394
Allianz SE (Registered)	5,300	720,147
BASF SE	36,800	3,224,246
Bayer AG (Registered)	5,100	526,207
Beiersdorf AG	6,700	618,940
Deutsche Post AG (Registered)	85,000	1,961,551
Hannover Rueckversicherung SE (Registered)	10,200	800,235
HeidelbergCement AG	12,700	913,160
MAN SE	2,100	225,943
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	11,000	2,058,065
Suedzucker AG	14,000	591,480

(Cost $13,341,201)		16,987,368
Hong Kong 5.1%
BOC Hong Kong (Holdings) Ltd.	1,643,000	5,495,406
Cheung Kong (Holdings) Ltd.	15,700	232,127
Noble Group Ltd.	970,000	953,085
Orient Overseas International Ltd.	40,000	271,058

(Cost $5,675,260)		6,951,676
Italy 3.6%
Snam SpA (Cost $4,637,515)	1,080,000	4,927,175
Japan 18.9%
Bridgestone Corp. (a)	74,500	2,508,791
Canon, Inc. (a)	56,800	2,051,522
FANUC Corp.	28,000	4,309,980
Fast Retailing Co., Ltd.	11,200	3,646,678
Hitachi Ltd. (a)	192,000	1,107,516
INPEX Corp.	81	430,233
JGC Corp.	55,000	1,389,972
Marubeni Corp.	280,000	2,091,039
Mitsubishi Estate Co., Ltd.	112,000	3,088,670
Mitsubishi Heavy Industries Ltd.	92,000	522,866
Mitsui & Co., Ltd. (a)	140,000	1,952,727
Nabtesco Corp. (a)	90,000	1,850,003
Nikon Corp.	9,000	213,300
Sumitomo Realty & Development Co., Ltd.	13,300	507,925
Suzuki Motor Corp.	10,600	237,708

(Cost $22,043,799)		25,908,930
Netherlands 5.7%
Akzo Nobel NV	11,700	743,425
Heineken NV	3,500	264,201
ING Groep NV (CVA)*	479,357	3,445,020
Royal Dutch Shell PLC "B"	100,000	3,327,630

(Cost $7,487,602)		7,780,276
Norway 2.0%
DnB ASA (Cost $1,857,571)	190,176	2,798,790
Singapore 0.7%
United Overseas Bank Ltd. (Cost $848,648)	55,000	905,357
Spain 0.6%
Inditex SA (Cost $809,189)	5,800	772,934
Sweden 5.0%
Swedbank AB "A"	66,000	1,503,760
Swedish Match AB	7,700	239,262
TeliaSonera AB	724,000	5,175,819

(Cost $5,888,244)		6,918,841
Switzerland 8.2%
Julius Baer Group Ltd.*	6,300	245,420
Roche Holding AG (Genusschein)	22,100	5,159,756
Sika AG (Bearer)	180	437,724
Swatch Group AG (Registered)	2,600	264,116
Swiss Life Holding AG (Registered)*	2,100	311,617
Syngenta AG (Registered)	7,880	3,293,689
Zurich Insurance Group AG*	5,200	1,448,202

(Cost $10,632,160)		11,160,524
United Kingdom 11.9%
Barclays PLC	141,000	624,909
British American Tobacco PLC	10,400	556,844
Capita PLC	195,000	2,668,602
Centrica PLC	528,000	2,954,709
Diageo PLC	8,700	273,954
Inmarsat PLC	180,000	1,925,876
Old Mutual PLC	620,000	1,918,346
SABMiller PLC	27,200	1,432,505
Standard Chartered PLC	9,200	238,326
Vodafone Group PLC	1,280,000	3,633,086

(Cost $13,674,389)		16,227,157

Total Common Stocks (Cost $105,191,334)		121,891,072
Preferred Stock 0.2%
Germany
Henkel AG & Co. KGaA (Cost $257,406)	3,000	288,848
Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $8,930,010)	8,930,010	8,930,010
Cash Equivalents 9.9%
Central Cash Management Fund, 0.12% (b) (Cost $13,504,979)	13,504,979	13,504,979

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $127,883,729) †	105.8	144,614,909
Other Assets and Liabilities, Net (a)	(5.8)	(7,904,555)

Net Assets	100.0	136,710,354

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $129,227,803.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $15,387,106.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,955,365 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,568,259.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan. The value of securities loaned at March 31, 2013 amounted to $8,348,840 which is 6.1% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)
REIT: Real Estate Investment Trust
At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/21/2013	85	6,641,475	44,263

Currency Abbreviation

USD	United States Dollar

At March 31, 2013 the DWS International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	29,384,740	24.1%
Industrials	18,492,536	15.1%
Consumer Discretionary	13,860,009	11.3%
Materials	11,552,874	9.5%
Telecommunication Services	10,734,781	8.8%
Utilities	9,882,973	8.1%
Health Care	9,695,887	7.9%
Consumer Staples	7,452,267	6.1%
Information Technology	7,365,990	6.0%
Energy	3,757,863	3.1%
Total	122,179,920	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common and Preferred Stocks(d)
Australia	$—	$5,689,924	$—	$5,689,924
Austria	—	293,124	—	293,124
Belgium	—	1,089,790	—	1,089,790
Denmark	—	1,317,769	—	1,317,769
Finland	—	2,001,089	—	2,001,089
France	—	10,160,348	—	10,160,348
Germany	—	17,276,216	—	17,276,216
Hong Kong	—	6,951,676	—	6,951,676
Italy	—	4,927,175	—	4,927,175
Japan	—	25,908,930	—	25,908,930
Netherlands	—	7,780,276	—	7,780,276
Norway	—	2,798,790	—	2,798,790
Singapore	—	905,357	—	905,357
Spain	—	772,934	—	772,934
Sweden	—	6,918,841	—	6,918,841
Switzerland	—	11,160,524	—	11,160,524
United Kingdom	—	16,227,157	—	16,227,157
Short-Term Investments(d)	22,434,989	—	—	22,434,989
Derivatives(e)
Futures Contracts	44,263	—	—	44,263
Total	$22,479,252	$122,179,920	$—	$144,659,172

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$44,263

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013